CORRECTION OF AN ERROR IN PREVIOUSLY ISSUED FINANCIAL STATEMENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
CORRECTION OF AN ERROR IN PREVIOUSLY ISSUED FINANCIAL STATEMENTS [Text Block]

12.    CORRECTION OF AN ERROR IN PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company’s previously issued financial statements have been restated to reflect the correction of an error in the re-measurement of non-employee stock option awards that had yet to vest. This restatement was announced in the Company’s current report on Form 8-K filed on January 11, 2016.

Previously, the Company had recorded the stock-based compensation for the period ended December 31, 2014 based on the fair value of the awards on their respective grant dates. Under the provisions of ASC 505-50, the Company is required to measure stock-based compensation for non-employees at the earlier of the performance commitment date or the date that the services have been completed. A performance commitment date exists only when the counterparty has sufficient disincentive not to complete. Otherwise, the Company is required to re-measure unvested non-employee options at their respective fair values until the services have been completed or once the options have vested. Under the terms of the Company’s stock option awards to non-employees, there were no performance disincentives. As a result the Company is required to re-measure its non-employee awards until they have vested. This also affects the calculation of the change in fair value of derivative liability which appears on the Company’s statements of comprehensive income (loss).

The correction of the error is presented in the Company’s interim condensed consolidated financial statements for the period ended December 31, 2015 as follows:

	Three months ended December 31, 2014
	As Originally Reported	Adjustment	As Restated
Consulting fees	$1,694,685	($793,495)	$901,190
Research and development	$952,343	$239,463	$1,191,806
Wages and salaries	$603,492	($471,373)	$132,119

Loss from operations	($4,117,423)	$1,025,405	($3,092,018)

Interest and other income	$2,845	$6,570	$9,415
Change in fair value of derivative liability	($55,589)	($20,947)	($76,536)
Foreign exchange	$687,148	($6,570)	$680,578

Net income (loss) for the period	$(3,483,019)	$1,004,458	$(2,478,561)

Comprehensive income (loss) for the period	$(4,190,894)	$1,004,458	$(3,186,436)

Basic and diluted loss per share	$(0.06)	$0.02	$(0.04)

	Nine months ended December 31, 2014
	As Originally Reported	Adjustment	As Restated
Consulting fees	$2,336,051	($1,168,508)	$1,167,543
Research and development	$2,668,529	$527,817	$3,196,346
Wages and salaries	$1,253,494	($569,119)	$684,375

Loss from operations	($8,449,159)	$1,209,810	($7,239,349)

Change in fair value of derivative liability	($818,382)	$147,592	($670,790)

Net loss for the period	$(9,156,043)	$1,357,402	$(7,798,641)

Comprehensive loss for the period	$(9,551,073)	$1,357,402	$(8,193,671)

Basic and diluted loss per share	$(0.17)	$0.03	$(0.14)

12.	RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company’s previously issued financial statements have been restated to reflect the correction of an error in the re-measurement of non-employee stock option awards that had yet to vest.

Previously, the Company had recorded the stock-based compensation for the fiscal year ended March 31, 2015 based on the fair value of the awards on their respective grant dates. Under the provisions of ASC 505-50, the Company is required to measure stock-based compensation for non-employees at the earlier of the performance commitment date or the date that the services have been completed. A performance commitment date exists only when the counterparty has sufficient disincentive not to complete. Otherwise, the Company is required to re-measure unvested non-employee options at their respective fair values until the services have been or once the options have vested. Under the terms of the Company’s stock option awards to non-employees, there were no performance disincentives. As a result the Company is required to re-measure its non-employee awards until they have vested. See Note 2 “Significant Accounting Policies - Stock Based  Compensation”.

The correction of the error is presented in the Company’s consolidated financial statements for the year ended March 31, 2015 as follows:

	As Originally Reported	Adjustment	As Restated
Research & development expenses	$3,828,775	$671,298	$4,500,073
Net loss for the year	$8,894,555	$943,762	$9,838,317
Comprehensive loss for the year	$9,866,195	$943,762	$10,809,957
Basic and diluted loss per share	$(0.16)	$(0.01)	$(0.17)
Additional paid-in capital	1,490,790	$943,762	$2,434,552
Accumulated deficit	$(18,479,689)	$(943,762)	(19,423,451)
Consulting fees	$1,085,606	$272,464	$1,358,070

This error correction had no impact on the cash flows of the Company. Accordingly, there is no restatement affecting the Company’s net cash used in operating activities or net change in cash or cash equivalents for the reporting period. This error correction also had no impact on the Company’s opening accumulated deficit figure for the year ended March 31, 2015. Accordingly, there is no restatement affecting the Company’s opening accumulated deficit for the year ended March 31, 2015.